RELATED PARTY TRANSACTIONS BALANCES (Details Narrative) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Amounts receivable, related party transactions	$ 743	$ 1,002
Amounts payable, related party transactions	$ 72,725	$ 37,094